Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Costs and expenses:
General and administrative	$ 2,317	$ 1,406	$ 6,283	$ 5,847
Research and development	165	390	1,013	4,749
Total costs and expenses	2,482	1,796	7,296	10,596
Loss from operations	(2,482)	(1,796)	(7,296)	(10,596)
Interest and other income	473	450	1,957	675
Other loss				(5)
Net loss	$ (2,009)	$ (1,346)	$ (5,339)	$ (9,926)
Net loss per share:
Basic (in Dollars per share)	$ (0.14)	$ (0.09)	$ (0.37)	$ (0.69)
Weighted average shares outstanding:
Basic (in Shares)	14,501,143	14,410,143	14,415,877	14,410,143